Comparative Information	12 Months Ended
Jul. 31, 2020
Disclosure Of Comparative Information [Abstract]
Comparative Information	35. Comparative Information The Company has reclassified Impairment loss on inventory within Cost of goods sold, to conform with the current presentation. The amount is disclosed in Note 8.